Share-Based Payments - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended				12 Months Ended						0 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended
	Feb. 06, 2012 CNY	Feb. 08, 2013 USD ($)	Feb. 08, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Feb. 06, 2012 VODone Limited	Nov. 18, 2010 VODone Limited CNY	Nov. 04, 2010 VODone Limited CNY	Nov. 04, 2010 VODone Limited HKD	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) CNY	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) CNY	Dec. 31, 2011 Restricted Stock Units (RSUs) USD ($)	Mar. 16, 2012 Restricted Stock Units (RSUs) Director	Sep. 27, 2013 Warrant Four CNY	Aug. 05, 2013 Warrant Three CNY	Dec. 31, 2013 Warrant Three USD ($)	Dec. 31, 2013 Warrant Three CNY	Aug. 05, 2013 Warrant Three	Jun. 25, 2013 Warrant Two CNY	Feb. 07, 2013 Warrant One CNY	Dec. 31, 2013 Warrant One	Sep. 23, 2013 Warrants	Dec. 31, 2013 Warrants USD ($)	Dec. 31, 2013 Warrants CNY	Feb. 08, 2013 Employee Stock Option	Feb. 08, 2013 Consultant	Feb. 06, 2012 2011 Share Option Scheme USD ($) Installment	Feb. 06, 2012 2011 Share Option Scheme CNY	Feb. 08, 2013 2011 Share Option Scheme USD ($) Installment	Feb. 08, 2013 2011 Share Option Scheme CNY	Dec. 31, 2013 2011 Share Option Scheme USD ($)	Dec. 31, 2013 2011 Share Option Scheme CNY	Dec. 31, 2012 2011 Share Option Scheme CNY	Dec. 31, 2011 2011 Share Option Scheme	Nov. 15, 2011 2011 Share Option Scheme	Feb. 08, 2013 2011 Share Option Scheme American Depositary Share USD ($)	Feb. 06, 2012 2011 Share Option Scheme Granted To Employees Of VODone USD ($) Installment	Feb. 08, 2013 2011 Share Option Scheme Third Party Vendors USD ($) Installment	Feb. 08, 2013 2011 Share Option Scheme Third Party Vendors CNY	Feb. 08, 2013 2011 Share Option Scheme Third Party Vendors American Depositary Share USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares								2,431,592		5,900,000	5,900,000																			2,539,495	200,000	23,404,120	23,404,120								970,100	2,431,592			60,000
Granted, exercise price										1.93	2.25																					$ 0.605									$ 6.50	$ 0.605			$ 6.50
Granted, contractual life										3 years	3 years									6 months										5 years	5 years	5 years	5 years	5 years	5 years				10 years			5 years	5 years	5 years
Share-based compensation				$ 2,316	14,020	14,075	815		2,741
Shares approved for issuance																																								30,394,955
Share options description		25% of the share options are vested and exercisable on each of the first to fourth anniversary of the grant date if the grantees continue to provide service to a subsidiary of the Company and this subsidiary achieves predetermined performance conditions	25% of the share options are vested and exercisable on each of the first to fourth anniversary of the grant date if the grantees continue to provide service to a subsidiary of the Company and this subsidiary achieves predetermined performance conditions																													(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.								25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.
Vesting percentage, on first anniversary date of grant/IPO Date																	25.00%															25.00%	25.00%	25.00%	25.00%							25.00%	25.00%	25.00%
Vesting percentage, equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant																																75.00%	75.00%	75.00%	75.00%							75.00%	75.00%	75.00%
Number of quarterly installments in which the remaining 75% of options vest																																12	12	12	12							12	12	12
Grant date fair value of options granted	3.25																																0.95
Unrecognized share-based compensation cost				1,539	9,317																											3,568	22,230
Compensation cost of additional paid in capital		66	399																															177	1,070	939	5,686	11,277					51	308
Dividend distribution to controlling parent company												2,313
Vesting percentage																														25.00%	25.00%
Sharebased compensation, forfeitures weighted average period				2 years 5 months 27 days	2 years 5 months 27 days								1 year 3 months	1 year 3 months
Award granted																	1,220,000	639,000	100,000	100,000				100,000	500,000
Restricted shares issuance subscription price																	$ 0.001
Vesting percentage, upon the consummation of IPO																	25.00%
Vesting percentage, on second anniversary of IPO Date																	25.00%
Vesting percentage, on third anniversary of IPO Date																	25.00%
Weighted-average grant date fair value of awards															$ 0.59	3.68			0.01	0.04				0.02	0.01
Compensation cost of additional paid in capital													406	2,460		2,798					592	3,582
Unrecognized share-based compensation cost													203	1,226
Sharebased compensation, total fair value of RSUs vested													385	2,331		3,234
Number of ADS purchased by a warrant																			1				1	1	1
Warrant, exercise price																			15.6				10.00	12.92	8.50
Vested				464,750	464,750														100,000	100,000				100,000	250,000	250,000
Warrant exercised																										166,750
Share based compensation expense																												1,083	6,557
Award canceled				51,758	51,758																						250,000
Award outstanding				877,742	877,742	1,394,250																						383,250	383,250
Award outstanding, intrinsic value																												$ 5,110	30,933